2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairment of intangible assets	$ 0	$ 0
Revenue	6,159,531	8,296,997
FDIC insured amount	250,000
Animation Revenue [Member]
Revenue	51,054	380,749
Revenue from contracts with customers	5,483,332	7,565,672
Web Filtering Revenue [Member]
Revenue	399,033	461,843
Revenue from contracts with customers	$ 673,182	$ 723,800
Convertible Notes [Member]
Antidilutive shares	18,017,076
Vested Stock Options [Member]
Antidilutive shares	23,849,850
Purchase Warrants [Member]
Antidilutive shares	5,664,744
Intangible Assets [Member] | Minimum [Member]
Intangible useful lives	1 year 6 months
Intangible Assets [Member] | Maximum [Member]
Intangible useful lives	10 years